Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets
Schedule of Intangible Assets by Major Asset Class Acquired Via Business Acquisition

The following sets forth the intangible assets by major asset class as of March 31, 2023, all of which were acquired through business purchase transactions:

	Useful Life	Original	Accumulated	Net Book
	(Years)	Cost	Amortization	Value
Trademark	Indefinite	$26,980,000	$—	$26,980,000
Internally-developed software	15	15,660,000	226,200	15,433,800
Customer Relationships	15	3,250,000	46,944	3,203,056
		$45,890,000	$273,144	$45,616,856